CONTRACTUAL COMMITMENTS AND GUARANTEES - Contractual commitments (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Maturity analysis for contractual commitment
Total nominal values	R$ 3,502,841
2023
Maturity analysis for contractual commitment
Total nominal values	1,096,478
2024
Maturity analysis for contractual commitment
Total nominal values	844,480
2025
Maturity analysis for contractual commitment
Total nominal values	662,979
2026
Maturity analysis for contractual commitment
Total nominal values	188,091
2027
Maturity analysis for contractual commitment
Total nominal values	159,140
2028 onwards
Maturity analysis for contractual commitment
Total nominal values	R$ 551,673